Loans Receivable, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	4.60%	4.60%
Loans receivable, allowance	¥ 18,000,000	$ 2,758,620	¥ 15,000,000
Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year
Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, allowance	¥ 18,000,000	$ 2,758,620	¥ 15,000,000
Loan Agreement | Franchisees | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 month
Debt instrument, interest rate	4.70%	4.70%
Loan Agreement | Franchisees | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	6 years
Debt instrument, interest rate	9.90%	9.90%
Loan Agreement | Third Parties | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	6 months
Debt instrument, interest rate	7.90%	7.90%
Loan Agreement | Third Parties | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	2 years
Debt instrument, interest rate	12.00%	12.00%